SHARE-BASED PAYMENTS	12 Months Ended
Jun. 30, 2026
Disclosure of terms and conditions of share-based payment arrangement [abstract]
SHARE-BASED PAYMENTS	SHARE-BASED PAYMENTS
(a)    Recognized share-based payment expense
From time to time, the Group grants ordinary shares, unlisted options, performance rights, and RSUs to officers, employees, consultants and other key advisors as part of remuneration and incentive arrangements. The number of Shares, Options, Rights, and RSUs granted, and the terms of the Shares, Options, Rights, and RSUs granted are determined by the Board. Shareholder approval is sought where required.
During fiscal 2026, fiscal 2025, and fiscal 2024 the following equity-settled share-based payments have been recognized in profit or loss:

	2026	2025	2024
	US$	US$	US$
Expense arising from staff remuneration arrangements	(9,166,334)	(9,568,191)	(3,791,541)
Total expense arising from equity-settled share-based payment transactions	(9,166,334)	(9,568,191)	(3,791,541)
In addition to share-based payment expenses recognized through profit or loss, a share-based payment of $2 million was recognized as an asset (prepayments) during the 2024 financial year, relating to the issue of 3,006,163 new fully paid ordinary shares to nominees of Blacksand in lieu of future cash option payments totalling $2 million owed to Blacksand under the option agreement between the Company and Blacksand.
(b)    Summary of securities granted as share-based payments
The following table illustrates the number and weighted-average exercise price of Options, and weighted-average grant date fair value for Rights and RSUs granted as share-based payments during fiscal 2026, fiscal 2025, and fiscal 2024:

	Stock Option Awards	WA - Exercise Price A$	Restricted Stock Units	WA - Grant Date Fair Value A$	Performance Rights Awards (market-based conditions)	WA - Grant Date Fair Value A$	Performance Rights Awards (performance conditions)	WA - Grant Date Fair Value A$
June 30, 2023	23,011,372	0.32	824,371	0.95	26,910,000	0.69	2,236,000	1.04
Granted	-	-	3,894,124	2.18	3,980,000	0.99	41,000	1.10
Exercised/Converted	(11,262,000)	(0.35)	(341,461)	(0.99)	(4,726,665)	(0.71)	(421,000)	(0.89)
Forfeited	-	-	-	-	(550,000)	(0.66)	-	-
June 30, 2024	11,749,372	0.28	4,377,034	2.04	25,613,335	0.74	1,856,000	1.08
Granted	2,679,746	6.46	2,220,020	3.99	4,938,409	3.49	350,000	3.81
Exercised/Converted	(1,525,000)	(0.20)	(1,639,496)	(1.93)	(23,273,335)	(0.79)	(1,000,000)	(1.24)
Forfeited	-	-	(159,333)	(2.27)	(920,000)	(0.98)	(60,000)	(0.91)
June 30, 2025	12,904,118	1.57	4,798,225	2.97	6,358,409	2.66	1,146,000	1.78
Granted	4,086,871	18.40	853,979	6.53	660,077	2.66	109,000	5.43
Exercised/Converted	(2,118,279)	(0.62)	(1,540,516)	(2.23)	-	-	(595,000)	(1.53)
Forfeited	(8,000,000)	(0.20)	(1,018)	(6.91)	-	-	(630,000)	(2.45)
June 30, 2026	6,872,710	13.47	4,110,670	3.99	7,018,486	2.66	30,000	5.99
(b)    Summary of securities granted as share-based payments (continued)
The following Options, Rights and RSUs were granted as share-based payments during fiscal 2026, fiscal 2025, and fiscal 2024:

2026	Security Type	Number	Grant Date	Expiry Date	Exercise Price A$	Vesting Hurdle (30-day VWAP) A$	Fair Value A$
Series 1	Rights	45,000	6-Aug-25	31-Dec-26	-		5.99
Series 2	RSUs	118,875	28-Nov-25	23-Dec-26	-	-	5.11
Series 3	RSUs	12,000	5-Dec-25	31-Dec-26	-	-	5.02
Series 4	Options	235,000	5-Dec-25	1-Apr-27	10.00	-	0.40
Series 5	Rights	64,000	20-Dec-25	31-Dec-25	-	-	5.03
Series 6	RSUs	477,752	5-Mar-26	31-Dec-29	-	-	6.91
Series 7	Options	511,972	8-Mar-26	2-Apr-30	11.00	-	2.93
Series 8	Options	607,244	8-Mar-26	2-Apr-31	22.00	-	2.27
Series 9	Options	536,521	8-Mar-26	2-Apr-31	18.00	-	2.57
Series 10	Rights	226,047	8-Mar-26	2-Apr-31	-	18.00	4.47
Series 11	RSUs	209,032	8-Mar-26	2-Apr-30	-	-	6.55
Series 12	RSUs	20,820	9-Mar-26	2-Mar-28	-	-	6.55
Series 13	RSUs	15,500	9-Mar-26	2-Apr-28	-	-	6.55
Series 14	Options	1,165,965	19-Mar-26	2-Apr-31	22.00	-	0.96
Series 15	Options	1,030,169	19-Mar-26	2-Apr-31	18.00	-	1.11
Series 16	Rights	434,030	19-Mar-26	2-Apr-31	-	18.00	1.72

2025	Security Type	Number	Grant Date	Expiry Date	Exercise Price A$	Vesting Hurdle (30-day VWAP) A$	Fair Value A$
Series 1	Rights	445,000	1-Nov-24	31-Dec-27	-	4.00	2.98
Series 2	Rights	435,000	1-Nov-24	23-Apr-26	-	3.00	3.12
Series 3	Rights	585,000	1-Nov-24	23-Apr-26	-	4.00	2.53
Series 4	Rights	30,000	1-Nov-24	31-Dec-25	-	-	3.40
Series 5	Rights	200,000	1-Nov-24	23-Apr-26	-	-	3.40
Series 6	RSUs	25,132	1-Nov-24	31-Dec-27	-	-	3.40
Series 7	RSUs	169,944	22-Nov-24	16-Dec-28	-	-	4.40
Series 8	Rights	120,000	20-Dec-24	31-Dec-25	-	-	4.60
Series 9	RSUs	42,486	9-Mar-25	16-Dec-28	-	-	3.37
Series 10	RSUs	40,000	6-May-25	31-Dec-28	-	-	3.49
Series 11	RSUs	113,475	8-May-25	31-Dec-28	-	-	3.40
Series 12	RSUs	56,738	9-May-25	31-Dec-28	-	-	3.55
Series 13	RSUs	82,335	10-May-25	10-Apr-29	-	-	3.55
Series 14	Options	216,672	10-May-25	10-Apr-29	5.00	-	1.87
Series 15	RSUs	13,617	12-May-25	31-Dec-28	-	-	3.41
Series 16	RSUs	8,511	13-May-25	31-Dec-28	-	-	3.17
Series 17	RSUs	400,533	15-May-25	10-Apr-29	-	-	3.11
Series 18	Rights	415,695	15-May-25	10-Apr-31	-	6.00	2.76
Series 19	Rights	415,695	15-May-25	10-Apr-31	-	7.00	2.68
Series 20	Rights	415,695	15-May-25	10-Apr-31	-	8.00	2.60
Series 21	RSUs	48,227	16-May-25	31-Dec-28	-	-	3.20
Series 22	RSUs	82,335	23-May-25	10-Apr-29	-	-	3.55
Series 23	Options	216,672	23-May-25	10-Apr-29	5.00	-	1.86
Series 24	RSUs	24,823	29-May-25	31-Dec-28	-	-	3.58
Series 25	RSUs	9,362	30-May-25	31-Dec-28	-	-	3.69
Series 26	RSUs	26,326	31-May-25	31-Dec-28	-	-	3.69
Series 27	RSUs	357,732	12-Jun-25	10-Apr-29	-	-	4.10
Series 28	Options	941,402	12-Jun-25	10-Apr-29	5.00	-	2.26
Series 29	RSUs	3,404	12-Jun-25	31-Dec-28	-	-	4.10
Series 30	Options	1,305,000	26-Jun-25	30-Jun-27	8.00	-	1.09
Series 31	RSUs	715,040	27-Jun-25	10-Apr-29	-	-	4.75
Series 32	Rights	742,108	27-Jun-25	10-Apr-31	-	6.00	4.48
Series 33	Rights	742,108	27-Jun-25	10-Apr-31	-	7.00	4.38
Series 34	Rights	742,108	27-Jun-25	10-Apr-31	-	8.00	4.29

2024	Security Type	Number	Grant Date	Expiry Date	Exercise Price A$	Vesting Hurdle (30-day VWAP) A$	Fair Value A$
Series 1	Shares	116,538	15-Aug-23	-	-	-	0.98
Series 2	Rights	21,000	15-Aug-23	22-Dec-24	-	-	1.10
Series 3	Rights	10,000	15-Aug-23	22-Dec-25	-	-	1.10
Series 4	Rights	10,000	15-Aug-23	22-Dec-26	-	-	1.10
Series 5	Rights	200,000	18-Dec-23	23-Apr-26	-	3.00	0.79
Series 6	Rights	300,000	18-Dec-23	23-Apr-26	-	4.00	0.63
Series 7	Rights	3,330,000	18-Dec-23	21-Dec-28	-	4.00	1.01
Series 8	Shares	388,000	30-Jan-24	-	-	-	1.37
Series 9	Shares	50,000	30-Jan-24	-	-	-	1.37
Series 10	RSUs	1,434,000	26-Mar-24	31-Dec-27	-	-	2.27
Series 11	RSUs	2,055,000	9-Apr-24	31-Dec-27	-	-	2.27
Series 12	RSUs	405,124	22-Nov-23	5-Dec-27	-	-	1.42
Series 13	Rights	75,000	21-May-24	23-Apr-26	-	3.00	1.61
Series 14	Rights	75,000	21-May-24	23-Apr-26	-	4.00	1.32
(c)    Weighted Average Remaining Contractual Life
At June 30, 2026, the weighted average remaining contractual life of Unlisted Options was 3.37 years (2025: 0.96 years) (2024: 1.45 years).
(d)    Option, Right and RSU Pricing Models
The fair value of granted RSUs and Rights that do not have market-based vesting conditions is estimated as at the date of grant based on the underlying share price.
The fair value of granted Options is estimated as at the date of grant using the Black Scholes option valuation model taking into account the terms and conditions upon which the Unlisted Options were granted. The table below lists the inputs to the valuation models used for Options granted by the Group during fiscal 2026, fiscal 2025 and fiscal 2024:

	2026	2025	2024
Expected life (weighted average)	4.16 years	2.96 years	-
Risk-free interest rate (weighted average)	3.7%	3.28%	-
Expected volatility (weighted average)	73%	80%	-
Expected dividend yield	-%	-%	-
The fair value of granted Rights that have market-based vesting conditions is estimated as at the date of grant using a trinomial valuation model taking into account the market-based vesting criteria upon which the Rights were granted. The table below lists the inputs to the valuation models used for the Rights that have market-based vesting conditions granted by the Group during fiscal 2026, fiscal 2025 and fiscal 2024:

	2026	2025	2024
Expected life (weighted average)	4.98 years	4.69 years	4.56 years
Risk-free interest rate (weighted average)	4.62%	3.73%	3.75%
Expected volatility (weighted average)	75%	77%	80%
Fair value at grant date (weighted average)	A$2.66	A$3.49	A$0.99
Share price at grant date (weighted average)	A$4.58	A$3.94	A$1.36
Vesting hurdle (30-day VWAP) (weighted average)	A$18.00	A$6.02	A$3.93
Expected volatility was determined by reference to historical share price volatility over a period consistent with the expected life of the Options or Rights.